DEBT - High Yield Bonds Narrative (Details) $ in Thousands, NOK in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 NOK
Debt Instrument [Line Items]
Total debt	$ 1,374,710	$ 1,331,112
High-Yield Bonds
Debt Instrument [Line Items]
Line of credit facility, interest rate description	three months NIBOR plus a margin of 5.20%
Debt Instrument, Interest Rate, Stated Percentage	6.485%
Total debt	$ 150,452	$ 147,007
Norway, Krone | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument | NOK				NOK 1,300
United States of America, Dollars | High-Yield Bonds
Debt Instrument [Line Items]
Face amount of debt instrument			$ 227,000